Significant Accounting Policies - Revenue recognition (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Disaggregation of Revenue [Line Items]
Revenues	$ 3,096,491	$ 2,447,430	$ 1,799,509
Language training and test preparation courses [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,605,829
Other courses [Member]
Disaggregation of Revenue [Line Items]
Revenues	490,662
Educational programs and services [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,785,254
Educational programs and services [Member] | Language training and test preparation courses [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,605,829
Educational programs and services [Member] | Other courses [Member]
Disaggregation of Revenue [Line Items]
Revenues	179,425
Books and other services [Member]
Disaggregation of Revenue [Line Items]
Revenues	311,237	$ 282,278	$ 190,555
Books and other services [Member] | Other courses [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 311,237